Skadden, Arps, Slate, Meagher & Flom llp

500 Boylston Street

Boston, Massachusetts 02116

________

TEL: (617) 573-4800

FIRM/AFFILIATE OFFICES

-----------

CHICAGO

HOUSTON

LOS ANGELES

NEW YORK

PALO ALTO

WASHINGTON, D.C.

WILMINGTON

-----------

BEIJING

BRUSSELS

FRANKFURT

HONG KONG

LONDON

MOSCOW

MUNICH

PARIS

SÃO PAULO

SEOUL

SHANGHAI

SINGAPORE

SYDNEY

TOKYO

TORONTO

FAX: (617) 573-4822
DIRECT DIAL	www.skadden.com
617-573-4836
EMAIL ADDRESS
Kenneth.Burdon@skadden.com	May 18, 2017

Via EDGAR Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE:	BlackRock Preferred Partners LLC File No. 811-22550

Dear Ladies and Gentlemen:

On behalf of BlackRock Preferred Partners LLC (the "Fund"), transmitted herewith please find the Fund's Registration Statement on Form N-2, which is being filed pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the General Rules and Regulations thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations thereunder.

The Fund's Registration Statement is being filed as a new registration pursuant to Rule 415(a)(6) under the Securities Act. The Fund's Registration Statement, however, is in substance a routine annual update to its currently effective registration statement. The Fund has claimed a filing fee offset pursuant to Rule 457(p) under the Securities Act with respect to this filing.

The Fund intends to file a pre-effective amendment to its Registration Statement for the primary purpose of adding the Fund's most recent audited financial statements to the Fund's Registration Statement on Form N-2. The Fund intends to request acceleration of the effectiveness of the Fund's Registration Statement such that it will become effective by the close of business on July 28, 2017.

***

If you have any questions or require any further information with respect to the Fund's Registration Statement, or any other matter relating to the Fund, please do not hesitate to contact me at (617) 573-4836 or Tom DeCapo at (617) 573-4814.

Sincerely,
/s/ Kenneth E. Burdon
Kenneth E. Burdon